COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 21, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Price per share	$ 10.00
Deferred legal fees		$ 450,000	$ 1,185,000	$ 450,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Price per share	10.00
General Matters [Member]
Loss Contingencies [Line Items]
Deferred legal fees			585,000
Underwriting Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Deferred underwriting discount per unit	$ 0.40
Deferred underwriting commissions	$ 7,600,000
Underwriting Agreement [Member] | Maximum [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Deferred underwriting discount per unit	$ 0.40
Deferred underwriting commissions	$ 7,600,000
IPO [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering	19,000,000
Deferred legal fees			$ 600,000
IPO [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering	19,000,000
IPO [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering	1,500,000	2,625,000	2,625,000
Remaining unexercised balance	1,125,000
Price per share	$ 0.20
Cash underwriting discount	$ 3,800,000
IPO [Member] | Underwriting Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering	1,500,000
Remaining unexercised balance	1,125,000
Price per share	$ 0.20
Cash underwriting discount	$ 3,800,000